Shareholder Report, Holdings (Details)	Jun. 30, 2024
Blueprint Chesapeake Multi-Asset Trend ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Blueprint Chesapeake Multi-Asset Trend ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares Short-Term National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Blueprint Chesapeake Multi-Asset Trend ETF | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Blueprint Chesapeake Multi-Asset Trend ETF | elf Beauty, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Blueprint Chesapeake Multi-Asset Trend ETF | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Blueprint Chesapeake Multi-Asset Trend ETF | Ishares 0-5 Year High Yield Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Blueprint Chesapeake Multi-Asset Trend ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.063%
Percent of Net Short Exposure	(4.70%)
Blueprint Chesapeake Multi-Asset Trend ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.025%
Percent of Net Short Exposure	(3.00%)
Blueprint Chesapeake Multi-Asset Trend ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.021%
Percent of Net Short Exposure	(2.30%)
Blueprint Chesapeake Multi-Asset Trend ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.005%
Percent of Net Short Exposure	(1.80%)
Blueprint Chesapeake Multi-Asset Trend ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Percent of Net Short Exposure	(1.60%)
Blueprint Chesapeake Multi-Asset Trend ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.031%
Percent of Net Short Exposure	(1.10%)
Blueprint Chesapeake Multi-Asset Trend ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.019%
Percent of Net Short Exposure	(1.00%)
Blueprint Chesapeake Multi-Asset Trend ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.085%
Percent of Net Short Exposure	(0.60%)
Blueprint Chesapeake Multi-Asset Trend ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
Blueprint Chesapeake Multi-Asset Trend ETF | Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Blueprint Chesapeake Multi-Asset Trend ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Blueprint Chesapeake Multi-Asset Trend ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Blueprint Chesapeake Multi-Asset Trend ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.211%
Blueprint Chesapeake Multi-Asset Trend ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.164%
Blueprint Chesapeake Multi-Asset Trend ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.146%
Cambria Chesapeake Pure Trend ETF | United States Treasury Bill,5.29%, 10/31/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cambria Chesapeake Pure Trend ETF | United States Treasury Bill,5.17%, 03/20/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Cambria Chesapeake Pure Trend ETF | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cambria Chesapeake Pure Trend ETF | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Cambria Chesapeake Pure Trend ETF | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cambria Chesapeake Pure Trend ETF | Yum! Brands, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cambria Chesapeake Pure Trend ETF | Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cambria Chesapeake Pure Trend ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cambria Chesapeake Pure Trend ETF | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cambria Chesapeake Pure Trend ETF | Rio Tinto PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cambria Chesapeake Pure Trend ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cambria Chesapeake Pure Trend ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cambria Chesapeake Pure Trend ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cambria Chesapeake Pure Trend ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Cambria Chesapeake Pure Trend ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Cambria Chesapeake Pure Trend ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Cambria Chesapeake Pure Trend ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cambria Chesapeake Pure Trend ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cambria Chesapeake Pure Trend ETF | Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Cambria Chesapeake Pure Trend ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cambria Chesapeake Pure Trend ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Cambria Chesapeake Pure Trend ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Cambria Chesapeake Pure Trend ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%